Share based compensation (Details 2)	Dec. 31, 2018 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2019 | shares	573,244
2020 | shares	573,245
Total | shares	1,146,489
2019 | $	$ 1,185,060
2020 | $	888,795
Total | $	$ 2,073,855